Earnings per common share	12 Months Ended
Dec. 31, 2017
Earnings per common share
Earnings per common share

21.          Earnings per common share:

The following table outlines the calculation of basic earnings per common share:

	For the year ended
	December 31,
	2017	2016
Net earnings	$100.4	$105.6
Weighted average number of common shares outstanding	41,140,321	36,306,880
Deferred share units outstanding	68,007	70,476
Weighted average number of common shares outstanding - basic	41,208,328	36,377,356
Earnings per common share - basic	$2.44	$2.90

The following table outlines the calculation of diluted earnings per common share:

	For the year ended
	December 31,
	2017	2016
Net earnings - basic	$100.4	$105.6
Effect of potentially dilutive share appreciation rights	—	(2.4)
Net earnings - dilutive	100.4	103.2
Weighted average number of common shares outstanding - basic	41,208,328	36,377,356
Effect of potentially dilutive share appreciation rights	24,743	140,136
Effect of restricted share units	76,810	—
Weighted average number of common shares outstanding - diluted	41,309,881	36,517,492
Earnings per common share - diluted	$2.43	$2.83

As at December 31, 2017, 4,501,000 share appreciation rights (December 31, 2016 - 3,665,000) were excluded from the diluted weighted average number of ordinary shares calculation because their effect would have been anti-dilutive.